MONEY MARKET OBLIGATIONS TRUST
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                                  May 31, 2007

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE:  TAX-FREE INSTRUMENTS TRUST (the "Trust")
             Investment Shares
             Institutional Service Shares
           1933 Act File No. 33-31602
           1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated May 31, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post- Effective amendment No. 88 on May 29, 2007.

If you have any questions  regarding  this  certification,  please contact me at
(412) 288-7268.

                                                   Very truly yours,



                                                   /s/ George F. Magera
                                                   George F. Magera
                                                   Assistant Secretary